Commitments & Contingencies - Financial Guarantees (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial guarantees
Guarantor obligations
Guarantor obligations, maximum exposure	$ 20	$ 26